                                                   Filed pursuant to Rule 497(e)
                                    under the Securities Act of 1933, as amended
                                                  Registration File No.: 2-34215

                              SCHRODER SERIES TRUST
                        SCHRODER CAPITAL FUNDS (DELAWARE)
                          SCHRODER GLOBAL SERIES TRUST

                        Supplement dated July 21, 2006 to

                         Prospectuses dated May 15, 2006

     With this supplement, the Prospectuses are being updated in respect to the
Schroder Total Return Fixed Income Fund (formerly, the Schroder U.S. Core Fixed
Income Fund) (the "Fund"). The date of the Prospectuses, as they relate to the Schroder Total Return Fixed Income Fund, is July 21, 2006.

New Investment Strategy
-----------------------

     The introductory paragraph under the Fund's "Principal Investment
Strategies" section is deleted and replaced with the following:

          The Fund normally invests at least 80% of its net assets in fixed income obligations. (This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least
     60 days' prior written notice to shareholders). The adviser currently considers fixed income obligations to include:

Extended Fee Waiver
-------------------

     All references to the fee waiver and/or expense limitation for the Fund extending to the date "February 28, 2007" in Footnote 4 to the Annual Fund
Operating Expenses table in the "Fees and Expenses" section and the "Management of the Funds" section under the sub-heading "Expense Limitations and Waivers"
are hereby deleted and replaced with the date "July 31, 2007."

Example
-------

     The Example in the "Fees and Expenses" section with respect to the Fund is deleted in its entirety and replaced with the following with respect to the
Investor Shares Prospectus:

          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in Investor Shares of the
     Fund for the time periods indicated and then redeem all of your Investor
     Shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for each year are the same as the Fund's Total Annual Fund
     Operating Expenses shown above (except that, in the first year, the operating expenses are the same as the Fund's Net Expenses shown above).
     Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                     ------   -------   -------   --------
     SCHRODER  TOTAL  RETURN FIXED
        INCOME FUND                    $41      $691     $1,368    $3,177

     The Example in the "Fees and Expenses" section with respect to the Fund is deleted in its entirety and replaced with the following with respect to the
Advisor Shares Prospectus:

          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                                        1

          The Example assumes that you invest $10,000 in Advisor Shares of the
     Fund for the time periods indicated and then redeem all of your Advisor
     Shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for each year are the same as the Fund's Total Annual Fund
     Operating Expenses shown above (except that, in the first year, the operating expenses are the same as the Fund's Net Expenses shown above).
     Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                     ------   -------   -------   --------
     SCHRODER  TOTAL  RETURN FIXED
        INCOME FUND                    $66      $767     $1,491    $3,413

          Because of Rule 12b-1 fees paid by the Fund, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under the applicable broker-dealer sales rules.

Updated Taxes Section
---------------------

     All references to the date "January 1, 2009" in the "Taxes" section are hereby deleted and replaced with the date "January 1, 2011."

Updated Financial Highlights
----------------------------

     The second paragraph in the "Financial Highlights" section is hereby deleted in its entirety and replaced with the following:

          Financial highlights for the six months ended April 30, 2006 are unaudited. For all periods through the fiscal year ended October 31, 2005 the financial highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accountant to the Fund. The audited financial statements for the Fund and the related independent registered public accountant's report are contained in the Fund's Annual Report and the unaudited financial statements for the Fund are contained in the Fund's
     Semi-Annual Report, and are incorporated by reference into the Fund's SAI.
     Copies of the Annual and Semi-Annual Reports may be obtained without charge by writing the Fund at P.O. Box 8507, Boston, Massachusetts 02266, or by
     calling (800) 464-3108. The Fund's Annual and Semi-Annual Reports are also available on the following website: www.schroderfunds.com.

     The following information is added to the "Financial Highlights" section with respect to the Investor Shares Prospectus:

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGH THE PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

                                         NET REALIZED
                                              AND
                                          UNREALIZED                              DISTRIBUTIONS
                                             GAINS                                   FROM NET
                                          (LOSSES) ON                                GAIN ON
                NET ASSET       NET       INVESTMENTS                 DIVIDENDS    INVESTMENTS
                  VALUE,    INVESTMENT    AND FOREIGN   TOTAL FROM    FROM NET     AND FOREIGN    DISTRIBUTIONS
                BEGINNING     INCOME       CURRENCY     INVESTMENT   INVESTMENT      CURRENCY      FROM RETURN
                OF PERIOD     (LOSS)     TRANSACTIONS   OPERATIONS     INCOME      TRANSACTIONS     OF CAPITAL
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN
FIXED INCOME
FUND*
---------------------------------------------------------------------------------------------------------------
2006**            $9.85        $0.23        $(0.15)        $0.08       $(0.25)        $(0.02)          $--
---------------------------------------------------------------------------------------------------------------

                                        2

                                                                                      RATIO OF
                                                                                        NET
                                                                                     INVESTMENT
                                                          RATIO OF     RATIO OF        INCOME
                                                        EXPENSES TO   EXPENSES TO    (LOSS) TO
                                                        AVERAGE NET   AVERAGE NET   AVERAGE NET
                                                           ASSETS       ASSETS         ASSETS
                                                         (INCLUDING   (EXCLUDING     (INCLUDING
                                                          WAIVERS,     WAIVERS,       WAIVERS,
                 NET ASSET                NET ASSETS,    REIMBURSE-   REIMBURSE-     REIMBURSE-   PORTFOLIO
    TOTAL       VALUE, END     TOTAL        END OF       MENTS AND     MENTS AND     MENTS AND     TURNOVER
DISTRIBUTIONS    OF PERIOD   RETURN(A)   PERIOD (000)     OFFSETS)     OFFSETS)       OFFSETS)       RATE
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

   $(0.27)         $9.66       0.79%        $20,519        0.40%         1.92%          4.80%        97%
-------------------------------------------------------------------------------------------------------------

*    Schroder U.S. Core Fixed Income Fund was renamed Schroder Total Return
     Fixed Income Fund effective May 15, 2006.

**   For the six months ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except for the Portfolio Turnover Rate.

(A)  Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown. Total return calculations for a period of less than one year are not annualized.

     The following information is added to the "Financial Highlights" section with respect to the Advisor Shares Prospectus:

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGH THE PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

                                        NET REALIZED
                                             AND
                                         UNREALIZED                              DISTRIBUTIONS
                                            GAINS                                   FROM NET
                                         (LOSSES) ON                                GAIN ON
               NET ASSET       NET       INVESTMENTS                DIVIDENDS     INVESTMENTS
                 VALUE,    INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET      AND FOREIGN    DISTRIBUTIONS
               BEGINNING     INCOME       CURRENCY     INVESTMENT   INVESTMENT      CURRENCY      FROM RETURN
               OF PERIOD     (LOSS)     TRANSACTIONS   OPERATIONS     INCOME      TRANSACTIONS     OF CAPITAL
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN
FIXED INCOME
FUND*
--------------------------------------------------------------------------------------------------------------
2006**           $9.85        $0.22        $(0.16)        $0.06       $(0.22)       $(0.02)           $--
--------------------------------------------------------------------------------------------------------------

                                                                                      RATIO OF
                                                                                        NET
                                                                                     INVESTMENT
                                                          RATIO OF     RATIO OF        INCOME
                                                        EXPENSES TO   EXPENSES TO    (LOSS) TO
                                                        AVERAGE NET   AVERAGE NET   AVERAGE NET
                                                           ASSETS       ASSETS         ASSETS
                                                         (INCLUDING   (EXCLUDING     (INCLUDING
                                                          WAIVERS,     WAIVERS,       WAIVERS,
                 NET ASSET                NET ASSETS,    REIMBURSE-   REIMBURSE-     REIMBURSE-   PORTFOLIO
    TOTAL       VALUE, END     TOTAL        END OF       MENTS AND     MENTS AND     MENTS AND     TURNOVER
DISTRIBUTIONS    OF PERIOD   RETURN(A)   PERIOD (000)     OFFSETS)     OFFSETS)       OFFSETS)       RATE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   $(0.24)         $9.67       0.59%        $1,019         0.65%         2.35%         4.52%          97%
-----------------------------------------------------------------------------------------------------------

*    Schroder U.S. Core Fixed Income Fund was renamed Schroder Total Return
     Fixed Income Fund effective May 15, 2006.

**   For the six months ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except for the Portfolio Turnover Rate.

(A)  Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown. Total return calculations for a period of less than one year are not annualized.

     The following sentence is hereby added to the back cover page:

          The financial statements included in the Fund's most recent semi-annual report to shareholders are incorporated by reference into this
     Prospectus, which means that they are part of this Prospectus for legal purposes.

                                        3